Significant Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Schedule of Components of Deferred Tax Provision [Line Items]
Temporary differences related to expenses and accruals	¥ 3,040,257	$ 437,889	¥ 3,285,994
Temporary differences related to provision for advances to suppliers	533,377	76,822	888,961
Temporary differences related to provision for doubtful accounts	1,559,187	224,570	1,510,153
Other	8,142,650	1,172,786	5,900,763
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	32,411,960	4,668,293	12,728,642
Startup expenses and advertising fee	20,122,650	2,898,264	26,010,125
Temporary differences related to research and development credits	1,117,823	161,000	1,045,470
Temporary differences related to equity investment	1,629,449	234,689	1,531,567
Foreign tax credits	17,149,210	2,470,000	16,039,192
Temporary differences related to provision for prepayment for equipment	5,000,000	720,150	5,000,000
Tax loss carry forwards	519,393,542	74,808,230	505,784,660
Total deferred tax assets	610,100,105	87,872,693	579,725,527
Less: Valuation allowance	(610,100,105)	(87,872,693)	(579,725,527)	$ (83,497,844)	¥ (561,922,818)
Total deferred tax assets	¥ 0	$ 0	0
Temporary differences related to amortization of intangible assets			¥ 5,690,705